Label	Element	Value
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco FTSE RAFI US 1000 ETF
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	3.) Investment Objective Change. The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

6.) Restated Fee Table. The following will replace the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

4.) Principal Investment Strategy Change. The Fund’s principal investment strategy will be to generally invest at least 90% of its total assets in securities that comprise the New Underlying Index.

Please Retain This Supplement For Future Reference.

Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	106
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	185
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 418

[1]	"Other Expenses" have been restated to reflect current fees.